Share Repurchase Program (Details) - American Depositary Shares $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Share Repurchase Program
Authorized to repurchase | $	$ 20,000
Repurchase term	12 months
Shares repurchased (in shares) | shares		359,595	359,595
Shares repurchased		$ 6,459	¥ 42,606
Weighted average price | $ / shares		$ 17.96